TAXES RECOVERABLE (Tables)	6 Months Ended
Jun. 30, 2026
Taxes Recoverable [Abstract]
Schedule of Taxes Recoverable

Description	June 30, 2026 (Unaudited)	December 31, 2025

PIS and COFINS	75,535	81,906
ICMS	100,671	68,707
Taxes withheld	120,032	109,938
Provision for loss	(10,767)	(10,767)
Others	1,139	5,079

	286,610	254,863

Current	207,597	208,354
Non-current	79,013	46,509